Related parties transactions - Additional information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Proportion of ownership interest in associate (as a percent)	8.50%
Purchase of interests in investments accounted for using equity method	$ 10	$ 10	$ 0	$ 0
Purchase of intangible assets	3	193	$ 109	$ 480
Long-term convertible notes due from an associated company	$ 11	$ 11